SCHEDULE OF INTANGIBLE ASSETS PATENT, NET (Details) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss on impairment	[1]		$ 1,727
Intangible assets development costs		$ 637

[1]	In February 2024, the Company decided to cease the development of its patent and recognized a loss as a result of impairment to its patent in the amount of $1,727 in the consolidated statement of comprehensive loss for the year ended December 31, 2024.